Commitments and Contingencies (Details) - Schedule of Operating Lease Expense - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies (Details) - Schedule of Operating Lease Expense [Line Items]
2025		$ 123,888
2026		88,745
2027		6,441
Total future minimum lease payments		219,074
Less: imputed interest		(19,789)
Total operating lease liability		199,285
Less: operating lease liability – current	$ 82,166	109,556	$ 29,393
Total operating lease liability – non current	$ 49,130	$ 89,729	44,406
Office Lease [Member]
Commitments and Contingencies (Details) - Schedule of Operating Lease Expense [Line Items]
2025			88,745	$ 35,143
2026			88,745
2027			6,441
Total future minimum lease payments			183,931	35,143
Less: imputed interest			(19,012)	(777)
Total operating lease liability			164,919	34,366
Less: operating lease liability – current			75,190	34,366
Total operating lease liability – non current			$ 89,729